Average Annual Total Returns - Institutional Class - PIMCO Low Duration Portfolio	Institutional 1 Year	Institutional 5 Years	Institutional 10 Years	ICE BofAML 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes) 1 Year	ICE BofAML 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes) 5 Years	ICE BofAML 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	3.15%	2.17%	1.95%	3.10%	1.90%	1.30%